Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Impaired Loans and Related Allowances - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans with an allowance recorded:
Related allowance	$ 1,009	$ 1,074
Total:
Recorded investment	5,799	12,956
Unpaid principal balance	8,269	16,436
Related allowance	1,009	1,074
Average recorded investment	10,719	15,518
Interest income recognized	259	347
1-4 Family Porfolio Segment[Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	1,251	755
Unpaid principal balance, with no related allowance	1,251	755
Related allowance	0	0
Average recorded investment, with no related allowance	943	432
Interest income recognized, with no related allowance	60	32
Loans with an allowance recorded:
Recorded investment, with related allowance	952	1,112
Unpaid principal balance, with related allowance	952	1,112
Related allowance	223	270
Average recorded investment, with related allowance	1,045	1,543
Interest income recognized, with related allowance	14	14
Total:
Recorded investment	2,203	1,867
Unpaid principal balance	2,203	1,867
Related allowance	223	270
Average recorded investment	1,988	1,975
Interest income recognized	74	46
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	25	7,416
Unpaid principal balance, with no related allowance	1,706	10,040
Related allowance	0	0
Average recorded investment, with no related allowance	5,189	7,633
Interest income recognized, with no related allowance	96	219
Loans with an allowance recorded:
Recorded investment, with related allowance	1,947	1,522
Unpaid principal balance, with related allowance	1,947	1,522
Related allowance	270	240
Average recorded investment, with related allowance	1,621	3,121
Interest income recognized, with related allowance	0	0
Total:
Recorded investment	1,972	8,938
Unpaid principal balance	3,653	11,562
Related allowance	270	240
Average recorded investment	6,810	10,754
Interest income recognized	96	219
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	44	48
Unpaid principal balance, with no related allowance	184	216
Related allowance	0	0
Average recorded investment, with no related allowance	319	50
Interest income recognized, with no related allowance	7	6
Loans with an allowance recorded:
Recorded investment, with related allowance	188	742
Unpaid principal balance, with related allowance	188	743
Related allowance	26	130
Average recorded investment, with related allowance	302	847
Interest income recognized, with related allowance	32	32
Total:
Recorded investment	232	790
Unpaid principal balance	372	959
Related allowance	26	130
Average recorded investment	621	897
Interest income recognized	39	38
Consumer Portfolio Segment [Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	475	463
Unpaid principal balance, with no related allowance	476	464
Related allowance	0	0
Average recorded investment, with no related allowance	387	467
Interest income recognized, with no related allowance	10	15
Loans with an allowance recorded:
Recorded investment, with related allowance	502	343
Unpaid principal balance, with related allowance	519	360
Related allowance	370	307
Average recorded investment, with related allowance	448	451
Interest income recognized, with related allowance	20	9
Total:
Recorded investment	977	806
Unpaid principal balance	995	824
Related allowance	370	307
Average recorded investment	835	918
Interest income recognized	30	24
Commercial Portfolio Segment [Member] | Construction Industry [Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	0	80
Unpaid principal balance, with no related allowance	79	198
Related allowance	0	0
Average recorded investment, with no related allowance	28	87
Interest income recognized, with no related allowance	0	0
Loans with an allowance recorded:
Recorded investment, with related allowance	0	0
Unpaid principal balance, with related allowance	0	0
Related allowance	0	0
Average recorded investment, with related allowance	0	0
Interest income recognized, with related allowance	0	0
Total:
Recorded investment	0	80
Unpaid principal balance	79	198
Related allowance	0	0
Average recorded investment	28	87
Interest income recognized	0	0
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Loans with no related allowance recorded:
Recorded investment, with no related allowance	0	0
Unpaid principal balance, with no related allowance	0	0
Related allowance	0	0
Average recorded investment, with no related allowance	8	0
Interest income recognized, with no related allowance	0	0
Loans with an allowance recorded:
Recorded investment, with related allowance	415	475
Unpaid principal balance, with related allowance	967	1,026
Related allowance	120	127
Average recorded investment, with related allowance	429	887
Interest income recognized, with related allowance	20	20
Total:
Recorded investment	415	475
Unpaid principal balance	967	1,026
Related allowance	120	127
Average recorded investment	437	887
Interest income recognized	$ 20	$ 20